Share Capital - Additional Information (Details) - USD ($)		12 Months Ended				27 Months Ended
	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Oct. 03, 2016
Equity, Class of Treasury Stock [Line Items]
Total proceeds from exercise of stock options by employees		$ 16,842,000	$ 13,950,000	$ 10,180,000
Ordinary shares redeemed, value		$ 128,960,000	$ 133,106,000	$ 110,000,000
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)		408,699	458,243	393,240
Average exercise price of option per share (usd per share)		$ 41.12	$ 30.35	$ 25.79
Total proceeds from exercise of stock options by employees		$ 16,800,000	$ 13,900,000	$ 10,100,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares)		276,495	361,102	296,386
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares)		215,826	320,640	311,492
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 400,000,000						$ 400,000,000
Ordinary shares redeemed (in shares)	5,316,062	1,008,162			6,198,481	4,026,576
Ordinary shares redeemed, value	$ 400,000,000	$ 129,000,000			$ 457,900,000	$ 372,100,000